Consolidated income statement - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1]	Jun. 30, 2022	[1]
Profit or loss [abstract]
Sales	$ 27,891	$ 28,270		$ 29,751
Excise duties	(7,622)	(7,715)		(9,235)
Net sales	20,269	20,555		20,516
Cost of sales	(8,071)	(8,289)		(7,923)
Gross profit	12,198	12,266		12,593
Marketing	(3,691)	(3,663)		(3,616)
Other operating items	(2,506)	(3,056)		(3,080)
Operating profit/(loss)	6,001	5,547	[2]	5,897	[2]
Non-operating items	(70)	364	[2]	(88)	[2]
Finance income	400	409		661
Finance charges	(1,285)	(1,121)		(1,217)
Share of after tax results of associates and joint ventures	414	443	[2]	555	[2]
Profit before taxation	5,460	5,642		5,808
Taxation	(1,294)	(1,163)	[2]	(1,398)	[2]
Profit for the year	4,166	4,479	[3]	4,410	[2]
Attributable to:
Equity shareholders of the parent company	3,870	4,445		4,280
Non-controlling interests	296	34		130
Profit for the year	$ 4,166	$ 4,479	[3]	$ 4,410	[2]
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,234	2,264		2,318
Dilutive potential ordinary shares (in shares)	5	7		7
Weighted average number of shares (in shares)	2,239	2,271		2,325
Basic earnings per share
Basic earnings per share (in US dollar per shares)	$ 1.732	$ 1.963		$ 1.846
Diluted earnings per share
Diluted earnings per share (in US dollar per shares)	$ 1.728	$ 1.957		$ 1.841

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.